Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,497)	$ (3,746)
Adjustments for:
Stock-based compensation	102	476
Depreciation	5	6
Amortization and others	112	121
Changes in non-cash operating balances:
Accounts receivable and other receivables	0	4
Prepaid expenses and other current asset	(28)	89
Accounts payable and accrued liabilities	409	400
Net cash used in operating activities	(1,897)	(2,650)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(3)	0
Net cash flows used in investing activities	(3)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of share capital	0	6,007
Proceeds from short term loan	750
Repayment of operating lease and financing obligation	(121)	(117)
Net cash flows used in financing activities	629	5,890
Net (decrease) increase in cash and cash equivalents	(1,271)	3,240
CASH AT BANK
Beginning of the period	1,403	830
End of the period	132	4,070
NON-CASH INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset and related liability	$ 0	$ 0